CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Telematics services	$ 242,491	$ 234,541	$ 209,558
Telematics products	93,766	85,437	83,514
Total revenues	336,257	319,978	293,072
Cost of revenues:
Telematics services	100,195	98,707	90,129
Telematics products	75,442	68,110	65,381
Total cost of revenues	175,637	166,817	155,510
Gross profit	160,620	153,161	137,562
Research and development expenses	18,090	16,986	16,848
Selling and marketing expenses	15,271	13,643	13,327
General and administrative expenses	56,238	56,635	48,705
Other income, net	(148)	(58)	(92)
Operating income	71,169	65,955	58,774
Other income, net	0	2	0
Financing income (expenses), net (Note 14)	80	(1,552)	(5,944)
Income before income tax	71,249	64,405	52,830
Income tax expenses (Note 15)	(14,579)	(13,355)	(12,745)
Share in losses of affiliated companies, net (Note 4A)	(123)	(706)	(585)
Net income for the year	56,547	50,344	39,500
Less: Net income attributable to non-controlling interest	(2,893)	(2,207)	(2,397)
Net income attributable to the Company	$ 53,654	$ 48,137	$ 37,103
Basic earnings per share attributable to Company’s stockholders	$ 2.7	$ 2.41	$ 1.82
Diluted earnings per share attributable to Company’s stockholders	$ 2.7	$ 2.41	$ 1.82
Basic weighted average number of shares outstanding	19,894	20,000	20,418
Diluted weighted average number of shares outstanding	19,894	20,000	20,418